Document and Entity Information	Oct. 29, 2018
Prospectus:
Document Type	497
Document Period End Date	Oct. 29, 2018
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Oct. 29, 2018
Document Effective Date	Oct. 29, 2018
Prospectus Date	Jan. 28, 2018
Scharf Multi-Asset Opportunity Fund | Institutional Class
Prospectus:
Trading Symbol	LOGOX
Scharf Multi-Asset Opportunity Fund | Retail Class
Prospectus:
Trading Symbol	LOGBX